Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	35
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,151,282.55

Principal:
Principal Collections	$12,843,682.03
Prepayments in Full	$6,730,665.02
Liquidation Proceeds	$313,378.64
Recoveries	$93,925.13
Sub Total	$19,981,650.82
Collections	$21,132,933.37

Purchase Amounts:
Purchase Amounts Related to Principal	$303,736.22
Purchase Amounts Related to Interest	$1,560.09
Sub Total	$305,296.31

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,438,229.68

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	35
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$21,438,229.68
Servicing Fee	$272,761.81	$272,761.81	$0.00	$0.00	$21,165,467.87
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,165,467.87
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$21,165,467.87
Interest - Class A-3 Notes	$35,226.54	$35,226.54	$0.00	$0.00	$21,130,241.33
Interest - Class A-4 Notes	$87,722.92	$87,722.92	$0.00	$0.00	$21,042,518.41
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,042,518.41
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$20,992,406.33
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,992,406.33
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$20,947,945.25
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,947,945.25
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$20,884,016.00
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,884,016.00
Regular Principal Payment	$19,669,378.98	$19,669,378.98	$0.00	$0.00	$1,214,637.02
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,214,637.02
Residual Released to Depositor	$0.00	$1,214,637.02	$0.00	$0.00	$0.00
Total		$21,438,229.68

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$19,669,378.98
Total					$19,669,378.98
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$19,669,378.98	$39.18	$35,226.54	$0.07	$19,704,605.52	$39.25
Class A-4 Notes	$0.00	$0.00	$87,722.92	$0.66	$87,722.92	$0.66
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$19,669,378.98	$12.22	$281,451.87	$0.17	$19,950,830.85	$12.39

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	35

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$72,882,496.61	0.1451843	$53,213,117.63	0.1060022
Class A-4 Notes	$133,250,000.00	1.0000000	$133,250,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$316,622,496.61	0.1966550	$296,953,117.63	0.1844383

Pool Information
Weighted Average APR	4.424%	4.433%
Weighted Average Remaining Term	28.06	27.26
Number of Receivables Outstanding	29,709	28,640
Pool Balance	$327,314,171.80	$306,838,798.53
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$316,622,496.61	$296,953,117.63
Pool Factor	0.1996142	0.1871271

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$8,198,671.46
Yield Supplement Overcollateralization Amount	$9,885,680.90
Targeted Overcollateralization Amount	$9,885,680.90
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$9,885,680.90

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	35

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		120	$283,898.50
(Recoveries)		147	$93,925.13
Net Losses for Current Collection Period			$189,973.37
Cumulative Net Losses Last Collection Period			$10,061,597.11
Cumulative Net Losses for all Collection Periods			$10,251,570.48

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.70%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.01%	439	$6,162,716.84
61-90 Days Delinquent	0.30%	52	$912,574.99
91-120 Days Delinquent	0.06%	11	$185,488.85
Over 120 Days Delinquent	0.39%	66	$1,194,595.53
Total Delinquent Receivables	2.76%	568	$8,455,376.21

Repossession Inventory:
Repossessed in the Current Collection Period		14	$252,001.40
Total Repossessed Inventory		23	$388,241.21

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.7106%
Preceding Collection Period			0.1865%
Current Collection Period			0.7190%
Three Month Average			0.5387%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4171%
Preceding Collection Period			0.4443%
Current Collection Period			0.4504%
Three Month Average			0.4373%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer